UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York             August 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total: $ 502,502
                                         (thousands)


List of Other Included Managers:  NONE


                                               FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                --------        -----      --------   -------   --- ----  ----------  --------  ----      ------  ----
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                COM             023135106   37,647      450,000 SH        SOLE        N/A         450,000  0       0
APPLE INC                     COM             037833100   56,972      400,000 SH        SOLE        N/A         400,000  0       0
BANK OF AMERICA CORPORATION   COM             060505104   66,000    5,000,000 SH        SOLE        N/A       5,000,000  0       0
CITIGROUP INC                 COM             172967101    5,495    1,850,000 SH        SOLE        N/A       1,850,000  0       0
FASTENAL CO                   COM             311900104   16,585      500,000 SH        SOLE        N/A         500,000  0       0
ISHARES INC                   MSCI BRAZIL     464286400   13,243      250,000    PUT    SOLE        N/A         250,000  0       0
LAS VEGAS SANDS CORP          COM             517834107    7,467      950,000 SH        SOLE        N/A         950,000  0       0
LDK SOLAR CO LTD              SPONSORED  ADR  50183L107   16,920    1,500,000 SH        SOLE        N/A       1,500,000  0       0
MACROVISION SOLUTIONS CORP    COM             55611C108   82,071    3,763,000 SH        SOLE        N/A       3,763,000  0       0
MOLSON COORS BREWING CO       CL B            60871R209  118,554    2,800,700 SH        SOLE        N/A       2,800,700  0       0
MONSANTO CO NEW               COM             61166W101   16,727      225,000 SH        SOLE        N/A         225,000  0       0
POTASH CORP SASK INC          COM             73755L107   13,958      150,000 SH        SOLE        N/A         150,000  0       0
RESEARCH IN MOTION LTD        COM             760975102   31,991      450,000 SH        SOLE        N/A         450,000  0       0
TEMPUR PEDIC INTL INC         COM             88023U101    7,385      565,000 SH        SOLE        N/A         565,000  0       0
TEXTRON INC                   COM             883203101    1,932      200,000 SH        SOLE        N/A         200,000  0       0
USEC INC                      COM             90333E108    9,558    1,796,700 SH        SOLE        N/A       1,796,700  0       0





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